Other liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Liabilties [Abstract]
Other liabilities
22	Other liabilities

	At December 31,
	2017	2016	2015
Non-current
Concession fee payable (*)	916,203	970,762	772,088
Advances from customers	31,909	27,922	17,680
Provisions for legal claims (****)	5,798	-	-
Provision for maintenance costs (**)	22,207	20,113	20,423
Other taxes payable	8,531	10,242	3,142
Employee benefit obligation (***)	9,068	8,498	8,139
Salary payable	916	772	1,006
Other liabilities with related parties (Note 27)	1,816	600	2,567
Other payables	10,344	10,539	22,256
	1,006,792	1,049,448	847,301
Current
Concession fee payable (*)	54,840	202,584	99,051
Other taxes payable	32,840	28,729	23,555
Salary payable	41,753	39,084	33,568
Other liabilities with related parties (Note 27)	33,132	31,369	27,197
Advances from customers	6,124	13,941	15,048
Provision for maintenance cost (**)	9,496	6,713	4,506
Expenses provisions	4,569	6,222	1,973
Provisions for legal claims (****)	3,127	5,878	4,730
Other payables	23,605	12,787	16,944
	209,486	347,307	226,572

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2017	188,192	94,590	306,318	2,520,425	3,109,525
At December 31, 2016	378,130	90,290	293,170	2,700,430	3,462,020
At December 31, 2015	237,620	72,130	233,630	2,307,160	2,850,540

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

(*)The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroportode São Gonçalo do Amarante S.A.

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of Brazilian Reales (R$) 4,501,132 (approximately USD 1,360,804), payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800 (approximately USD 2,056), payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate.

The Company initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities.

The Company estimates this fixed concession fee to be divided in two parts:

(a) Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and

(b) the second portion relates to the Company estimation of the value of the right of use after the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the period.

ICAB has prepaid approximately 45% of the concession fees ($R 118.9 approximately USD 36 million) due in 2018 under the Brasilia Concession Agreement and ICASGA has prepaid 100% of the concession fees ($R 13.1 approximately USD 4 million) due in 2018 under the Natal Concession Agreement.

On December 20, 2017, the Group entered into amendments of each of the Brasilia Concession Agreement and the Natal Concession Agreement in connection with such prepayments.

As a result of the amendments aforementioned, the future concession fee payment schedule has changed, aiming to maintain the same net present value (“NPV”) to the project as determined under Federal Law No. 13,449/17. The effect of the amendments of the contracts are included in the line Others in the Changes of the year detailed below.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the regulatory authority in Brazil (ANAC). After that limit, concession fee is calculated at 4.5%.

Changes in the year of the Concession fee payable is as follows:

	2017	2016	2015
Values at the beginning of the year	1,173,346	871,139	38,739
Acquisition of subsidiaries (Note 26)	-	-	836,258
Financial result	98,122	107,408	2,039
Concession fees	162,117	146,971	133,846
Payments	(325,454)	(136,092)	(136,809)
Payments in advance	(40,126)	-	-
Others	(84,075)	9,132	-
Translation differences	(12,887)	174,788	(2,934)
At the end of the year	971,043	1,173,346	871,139

(**) Changes in the year of the Provision for maintenance costs is as follows:

	2017	2016	2015
Balances at the beginning of the year	26,826	24,929	51,188
Accrual of the year	2,822	4,679	5,391
Use of the provision	(1,507)	(1,906)	(2,580)
Disposals of subsidiaries	-	-	(25,152)
Translation differences	3,562	(876)	(3,918)
Balances at the end of the year	31,703	26,826	24,929

(***)TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

The assumptions used for the purposes of valuation of Toscana Aeroporti long term benefits at December 31, 2017 are:

- Annual discount rate: 1.3% (1.31% in 2016 and 2.03% in 2015)

- Annual inflation rate: 1.5% (1.5% in 2016 and 1.75% in 2015)

- Annual employee termination benefit increase rate: 2.63% (2.63% in 2016 and 2.81% in 2015)

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit. .

The sensibility in relation with the provision of Toscana is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	6,172	6,856	6,606	6,399	6,395	6,557

The assumptions used for the valuation of Terminal Aeroportuaria de Guayaquil S.A. at December 31, 2017 are:

- Annual discount rate: 4.02% (4.14% in 2016 and 4.36% in 2015)

- Annual turnover rate: 11.1% (11.51% in 2016 and 13.49% in 2015)

- Annual employee termination benefit (in years): 6.61 (5.63 in 2016 and 5.01 in 2015)

- Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2016 and 2015) (1)

- Annual employee future wage increase: 1.5% (3% in 2016 and 2015)

(1)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA is as follows:

Assumption	Annual discount rate		Annual employee future wage increase		Annual turnover rate
Variation rates	1%	(1)%	1%	(1)%	5%	(5)%
Provision for salary payable	1,068	1,406	1,410	1,062	1,204	1,246

Changes of the provision in the year is as follows:

	2017	2016	2015
Balances at the beginning of the year	8,498	8,139	6,198
Actuarial gain/loss (in other comprehensive income)	(323)	403	(475)
Interest for services	165	239	164
Service Cost	250	177	21
Amounts paid in the year	(487)	(223)	(487)
Contributions	-	-	3,322
Translation differences	965	(237)	(604)
At the end of the year	9,068	8,498	8,139

The amounts shown in the Statement of Comprehensive Income for USD 18 in 2017 (USD (307) in 2016 and USD 334 in 2015) correspond to the actuarial income of USD 26 (USD 403 in 2016 and USD 475 in 2015), net of taxes of USD 8 (USD 96 in 2016 and USD 141 in 2015).

(****) Changes in the year of the provision for legal claims is as follows:

	2017	2016	2015
Balances at the beginning of the year	5,878	4,730	935
Accrual of the year	3,661	2,772	1,157
Use of the provision	(810)	(1,089)	(974)
Acquisition of subsidiary (Note 26)	-	-	4,117
Translation differences	196	(535)	(505)
Balances at the end of the year	8,925	5,878	4,730